Note 9 - Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
June 1, 2019	$2.00	295,734	-	-	(295,734)	-
August 7, 2019	$2.00	1,259,704	-	-	(1,259,704)	-
August 7, 2019	$1.35	10,411	-	-	(10,411)	-
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	192,450	-	-	-	192,450
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
May 14, 2024	$1.50	-	500,000	-	-	500,000
Warrants outstanding and exercisable		11,407,199	500,000	-	(1,565,849)	10,341,350
Weighted average exercise price		$1.91	$1.50	-	$2.00	$1.88
	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
November 25, 2018	$2.00	1,614,541	-	-	(1,614,541)	-
November 25, 2018	$1.44	22,972	-	-	(22,972)	-
June 1, 2019	$2.00	295,734	-	-	-	295,734
August 7, 2019	$2.00	1,259,704	-	-	-	1,259,704
August 7, 2019	$1.35	10,411	-	-	-	10,411
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	-	192,450	-	-	192,450
June 7, 2022	$1.35	-	4,720,000	-	-	4,720,000
Warrants outstanding and exercisable		8,132,262	4,912,450	-	(1,637,513)	11,407,199
Weighted average exercise price		$2.27	$1.35	-	$1.99	$1.91
	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
November 17, 2017	$1.00	2,036,667	-	(1,986,667)	(50,000)	-
November 25, 2018	$2.00	1,614,541	-	-	-	1,614,541
November 25, 2018	$1.44	45,944	-	(22,972)	-	22,972
June 1, 2019	$2.00	-	295,734	-	-	295,734
August 7, 2019	$2.00	-	1,259,704	-	-	1,259,704
August 7, 2019	$1.35	-	17,911	(7,500)	-	10,411
June 1, 2020	$2.45	-	4,928,900	-	-	4,928,900
Warrants outstanding and exercisable		3,697,152	6,502,249	(2,017,139)	(50,000)	8,132,262
Weighted average exercise price		$1.44	$2.34	$1.01	$1.00	$2.27

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
500,000	May 14, 2019	$ 0.10	1.54%	5	44.25%	$Nil
192,450	June 7, 2018	$ 0.19	1.94%	2	54.02%	$Nil
295,734	June 1, 2017	$ 0.58	0.71%	2	66.26%	$Nil
17,911	February 7, 2017	$ 0.51	0.72%	2.50	61.54%	$Nil

Disclosure of number and weighted average exercise prices of share options [text block]
Expiry date	Exercise price	December 31, 2018	Granted	Exercised	Expired	December 31, 2019
January 2, 2019	$1.04	375,000	-	-	(375,000)	-
March 17, 2019	$1.35	207,000	-	-	(207,000)	-
May 4, 2019	$1.99	175,000	-	-	(175,000)	-
May 19, 2019	$1.84	75,000	-	-	(75,000)	-
June 12, 2019	$1.89	75,000	-	-	(75,000)	-
July 2, 2019	$1.32	150,000	-	-	(150,000)	-
July 2, 2019	$1.19	60,000	-	-	(60,000)	-
July 2, 2019	$1.34	1,427,000	-	-	(1,427,000)	-
September 19, 2019	$1.40	1,160,000	-	-	(1,160,000)	-
April 10, 2020	$1.03	90,000	-	-	-	90,000
April 30, 2020	$1.53	500,000	-	-	-	500,000
April 30, 2020	$1.14	100,000	-	-	-	100,000
April 30, 2020	$1.04	100,000	-	-	-	100,000
June 8, 2020	$0.98	2,180,000	-	-	-	2,180,000
September 30, 2020	$1.25	1,095,000	-	-	-	1,095,000
September 30, 2020	$0.83	106,000	-	-	-	106,000
September 30, 2020	$0.79	170,000	-	-	-	170,000
December 13, 2020	$0.86	762,000	-	-	-	762,000
February 7, 2021	$1.11	300,000	-	-	-	300,000
February 7, 2021	$0.84	-	425,000	-	-	425,000
March 29, 2021	$1.08	400,000	-	-	-	400,000
March 29, 2021	$0.90	-	100,000	-	-	100,000
May 6, 2021	$0.69	-	557,000	-	-	557,000
July 7, 2021	$0.80	-	1,612,000	-	-	1,612,000
August 13, 2021	$1.01	-	150,000	-	-	150,000
September 16, 2021	$0.90	-	1,160,000	-	-	1,160,000
December 12, 2021	$1.00	200,000	-	-	-	200,000
Options outstanding and exercisable		9,707,000	4,004,000	-	(3,704,000)	10,007,000
Weighted average exercise price		$1.19	$0.83	-	$1.38	$0.97
Expiry date	Exercise price	December 31, 2017	Granted	Exercised		Expired	December 31, 2018
April 4, 2018	$1.74	90,000	-	-		(90,000)	-
May 6, 2018	$1.41	100,000	-	-		(100,000)	-
June 8, 2018	$1.44	1,915,000	-	-		(1,915,000)	-
June 18, 2018	$1.46	250,000	-	-		(250,000)	-
June 29, 2018	$1.71	15,000	-	-		(15,000)	-
August 9, 2018	$1.91	491,000	-	-		(491,000)	-
September 15, 2018	$1.85	170,000	-	-		(170,000)	-
December 11, 2018	$0.72	590,000	-	(575,000	)(i)	(15,000)	-
December 11, 2018	$1.68	150,000	-	-		(150,000)	-
December 11, 2018	$1.80	20,000	-	-		(20,000)	-
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	207,000	-	-		-	207,000
May 4, 2019	$1.99	175,000	-	-		-	175,000
May 19, 2019	$1.84	75,000	-	-		-	75,000
June 12, 2019	$1.89	75,000	-	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	1,427,000	-	-		-	1,427,000
September 19, 2019	$1.40	1,160,000	-	-		-	1,160,000
April 10, 2020	$1.03	-	90,000	-		-	90,000
April 30, 2020	$1.53	500,000	-	-		-	500,000
April 30, 2020	$1.14	100,000	-	-		-	100,000
April 30, 2020	$1.04	-	100,000	-		-	100,000
June 8, 2020	$0.98	-	2,180,000	-		-	2,180,000
September 30, 2020	$1.25	1,195,000	-	-		(100,000)	1,095,000
September 30, 2020	$0.83	-	106,000	-		-	106,000
September 30, 2020	$0.79	-	170,000	-		-	170,000
December 13, 2020	$0.86	-	762,000	-		-	762,000
February 7, 2021	$1.11	-	300,000	-		-	300,000
March 29, 2021	$1.08	-	400,000	-		-	400,000
December 12, 2021	$1.00	-	200,000	-		-	200,000
Options outstanding and exercisable		9,290,000	4,308,000	(575,000)		(3,316,000)	9,707,000
Weighted average exercise price		$1.39	$0.97	$0.72		$1.54	$1.19
Expiry date	Exercise price	December 31, 2016	Granted	Exercised		Expired	December 31, 2017
January 6, 2017	$0.98	1,180,000	-	(1,180,000	) (i)	-	-
May 4, 2017	$1.91	175,000	-	(75,000)		(100,000)	-
June 8, 2017	$1.98	75,000	-	-		(75,000)	-
August 26, 2017	$0.74	1,310,000	-	(1,310,000	) (i)	-	-
September 11, 2017	$2.31	500,000	-	-		(500,000)	-
November 22, 2017	$2.22	100,000	-	-		(100,000)	-
April 4, 2018	$1.74	90,000	-	-		-	90,000
May 6, 2018	$1.41	100,000	-	-		-	100,000
June 8, 2018	$1.44	1,915,000	-	-		-	1,915,000
June 18, 2018	$1.46	250,000	-	-		-	250,000
June 29, 2018	$1.71	15,000	-	-		-	15,000
August 9, 2018	$1.91	491,000	-	-		-	491,000
September 15, 2018	$1.85	170,000	-	-		-	170,000
December 11, 2018	$0.72	724,000	-	(134,000	) (i)	-	590,000
December 11, 2018	$1.68	150,000	-	-		-	150,000
December 11, 2018	$1.80	20,000	-	-		-	20,000
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	-	207,000	-		-	207,000
May 4, 2019	$1.99	-	175,000	-		-	175,000
May 19, 2019	$1.84	-	75,000	-		-	75,000
June 12, 2019	$1.89	-	75,000	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	-	1,427,000	-		-	1,427,000
September 19, 2019	$1.40	-	1,160,000	-		-	1,160,000
April 30, 2020	$1.53	-	500,000	-		-	500,000
April 30, 2020	$1.14	-	100,000	-		-	100,000
September 30, 2020	$1.25	-	1,195,000	-		-	1,195,000
Options outstanding and exercisable		7,850,000	4,914,000	(2,699,000)		(775,000)	9,290,000
Weighted average exercise price		$1.29	$1.39	$0.88		$2.21	$1.39

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
1,160,000	September 16, 2019	$0.29	1.60%	2	50.73%	$Nil
150,000	August 13, 2019	$0.28	1.35%	2	50.20%	$Nil
1,612,000	July 4, 2019	$0.19	1.58%	2	45.82%	$Nil
557,000	May 6, 2019	$0.17	1.59%	2	45.42%	$Nil
100,000	March 1, 2019	$0.22	1.68%	2	50.79%	$Nil
425,000	January 3, 2019	$0.31	1.91%	2	50.28%	$Nil
762,000	December 13, 2018	$0.24	1.89%	2	49.38%	$Nil
200,000	December 12, 2018	$0.28	2.06%	3	49.50%	$Nil
170,000	September 26, 2018	$0.25	2.19%	2	47.93%	$Nil
106,000	August 15, 2018	$0.21	2.09%	2	48.39%	$Nil
2,180,000	June 18, 2018	$0.29	1.85%	2	51.53%	$Nil
100,000	May 7, 2018	$0.33	1.95%	2	55.21%	$Nil
90,000	April 10, 2018	$0.31	1.85%	2	55.18%	$Nil
400,000	March 29, 2018	$0.42	1.94%	3	55.10%	$Nil
300,000	February 7, 2018	$0.48	1.99%	3	64.14%	$Nil
1,195,000	December 22, 2017	$0.62	1.71%	3	65.20%	$Nil
100,000	November 23, 2017	$0.50	1.46%	3	63.93%	$Nil
500,000	September 12, 2017	$0.55	1.59%	2.5	63.12%	$Nil
1,160,000	August 25, 2017	$0.48	1.24%	2	62.80%	$Nil
75,000	June 12, 2017	$0.63	0.88%	2	65.95%	$Nil
75,000	May 19, 2017	$0.60	0.72%	2	65.65%	$Nil
175,000	May 4, 2017	$0.63	0.71%	2	65.77%	$Nil
207,000	March 17, 2017	$0.47	0.80%	2	61.28%	$Nil
1,427,000	January 11, 2017	$0.54	0.75%	2	68.94%	$Nil